Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2026 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—63.1%
	Federal Home Loan Mortgage Corporation—15.7%
$3,437,975	2.000%, 1/1/2052	$ 2,792,373
1,468,879	2.000%, 1/1/2052	1,204,979
1,049,232	2.500%, 9/1/2050	896,855
999,376	2.500%, 1/1/2052	856,425
313,249	3.500%, 6/1/2052	290,893
1,138,061	3.500%, 7/1/2052	1,055,418
41,684	4.000%, 12/1/2047	39,758
496,719	4.000%, 9/1/2052	468,960
755,596	4.500%, 11/1/2037	754,140
105,917	5.000%, 1/1/2034	107,277
27,285	5.000%, 5/1/2034	27,625
26,611	5.000%, 4/1/2036	27,000
10,304	5.000%, 5/1/2036	10,454
5,906	5.000%, 6/1/2036	5,993
29,331	5.000%, 6/1/2040	29,777
180,407	5.500%, 5/1/2034	185,112
9,362	5.500%, 12/1/2035	9,632
48,703	5.500%, 2/1/2036	50,185
38,048	5.500%, 5/1/2036	39,172
2,584	5.500%, 5/1/2036	2,667
3,515	5.500%, 5/1/2036	3,624
2,471	5.500%, 6/1/2036	2,547
498	5.500%, 6/1/2036	514
29,574	5.500%, 11/1/2037	30,480
52,434	5.500%, 1/1/2038	54,054
195,379	5.500%, 5/1/2038	199,371
454,421	5.500%, 8/1/2055	456,481
917,883	5.500%, 12/1/2055	922,905
1,705	6.000%, 1/1/2032	1,759
5,730	6.000%, 2/1/2032	5,891
31,011	6.000%, 4/1/2036	32,270
4,359	6.000%, 5/1/2036	4,536
111,592	6.000%, 6/1/2037	116,879
4,858	6.000%, 7/1/2037	5,084
1,120	6.500%, 3/1/2029	1,157
850	6.500%, 6/1/2029	879
386	6.500%, 7/1/2029	399
118	6.500%, 9/1/2029	121
394	7.000%, 12/1/2029	414
92	7.000%, 6/1/2030	97
64	7.000%, 11/1/2030	67
107,993	7.000%, 4/1/2032	113,546
2,958	7.500%, 1/1/2031	3,101
589	8.500%, 5/1/2030	615
	TOTAL	10,811,486

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—28.2%
$1,816,361	2.000%, 7/1/2050	$ 1,479,816
714,572	2.000%, 2/1/2052	583,065
1,609,764	2.000%, 2/1/2052	1,307,474
637,110	2.000%, 2/1/2052	520,457
309,155	2.500%, 9/1/2036	292,350
1,035,312	2.500%, 9/1/2050	880,103
488,494	2.500%, 10/1/2051	415,872
705,626	2.500%, 1/1/2052	600,283
567,582	2.500%, 2/1/2052	479,921
597,754	2.500%, 3/1/2052	505,434
26,025	3.000%, 2/1/2047	23,556
478,208	3.000%, 2/1/2048	423,871
691,837	3.000%, 5/1/2051	609,551
1,238,659	3.000%, 2/1/2052	1,095,980
902,378	3.000%, 6/1/2052	804,639
491,794	3.000%, 6/1/2052	433,024
570,523	3.000%, 6/1/2052	506,945
988,224	3.500%, 8/1/2037	953,025
1,002,506	3.500%, 9/1/2037	966,798
269,825	3.500%, 12/1/2047	251,327
679,143	3.500%, 1/1/2048	629,614
531,608	3.500%, 6/1/2052	490,845
102,116	4.500%, 10/1/2041	101,643
698,165	4.500%, 2/1/2053	678,517
85,163	5.000%, 7/1/2034	86,268
10,547	5.000%, 11/1/2035	10,699
1,796,968	5.000%, 6/1/2053	1,779,622
481,033	5.000%, 5/1/2055	474,511
724,711	5.000%, 8/1/2055	714,658
245,827	5.000%, 12/1/2055	242,417
49,980	5.500%, 9/1/2034	51,375
10,958	5.500%, 1/1/2036	11,296
24,392	5.500%, 4/1/2036	25,125
727,155	5.500%, 6/1/2053	733,861
422	6.000%, 7/1/2029	430
551	6.000%, 5/1/2031	566
4,105	6.000%, 5/1/2036	4,280
42,612	6.000%, 7/1/2036	44,408
1,246	6.000%, 7/1/2036	1,302
18,304	6.000%, 9/1/2037	19,153
16,696	6.000%, 11/1/2037	17,504
10,233	6.000%, 12/1/2037	10,634
763	6.500%, 6/1/2029	789
44	6.500%, 7/1/2029	46
77	6.500%, 7/1/2029	79
690	6.500%, 7/1/2029	713
68	6.500%, 7/1/2029	71
1,967	6.500%, 9/1/2030	2,033
9,030	6.500%, 6/1/2031	9,332
7,406	6.500%, 4/1/2032	7,700
410	7.000%, 10/1/2029	431

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 5,865	7.000%, 10/1/2029	$ 6,158
2,282	7.000%, 11/1/2030	2,395
52,552	7.000%, 4/1/2032	55,203
161	7.500%, 8/1/2028	165
53	7.500%, 9/1/2028	54
1,748	7.500%, 2/1/2030	1,822
881	8.000%, 7/1/2030	920
	TOTAL	19,350,130
	Government National Mortgage Association—19.2%
1,514,745	2.000%, 6/20/2052	1,249,381
2,152,997	2.500%, 6/20/2051	1,849,580
946,912	3.000%, 7/20/2051	846,195
809,504	3.500%, 1/20/2048	751,423
394,081	3.500%, 5/20/2052	368,269
783,281	4.000%, 10/20/2052	738,926
802,618	4.000%, 12/20/2052	757,669
143,829	4.500%, 6/20/2039	143,006
117,268	4.500%, 10/15/2039	116,633
166,262	4.500%, 8/20/2040	165,183
757,088	4.500%, 10/20/2052	736,372
81,629	5.000%, 7/15/2034	82,871
714,799	5.000%, 9/20/2052	712,969
637,392	5.500%, 10/20/2052	648,482
1,027,131	5.500%, 9/20/2053	1,040,990
1,457,020	5.500%, 4/20/2055	1,466,776
3,181	6.000%, 4/15/2032	3,254
14,007	6.000%, 5/15/2032	14,531
49,881	6.000%, 5/15/2036	51,801
11,730	6.000%, 7/20/2036	12,185
11,889	6.000%, 5/20/2037	12,357
72,918	6.000%, 7/20/2038	75,912
622,314	6.000%, 10/20/2052	637,497
548,106	6.000%, 10/20/2053	560,751
121	6.500%, 6/15/2029	125
1,304	6.500%, 7/20/2031	1,355
1,130	6.500%, 8/20/2031	1,174
13,791	6.500%, 10/15/2031	14,359
13,520	6.500%, 12/15/2031	14,063
1,112	6.500%, 4/15/2032	1,162
8,810	6.500%, 5/15/2032	9,196
77,678	6.500%, 5/15/2032	81,157
173	7.500%, 10/15/2029	178
952	7.500%, 3/20/2030	982
503	8.000%, 4/15/2030	517
	TOTAL	13,167,281
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $43,081,352)	43,328,897
	U.S. TREASURIES—13.7%
	U.S. Treasury Bonds—7.9%
300,000	2.875%, 11/15/2046	219,047
1,200,000	3.375%, 11/15/2048	939,375

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$1,850,000		3.625%, 2/15/2044	$ 1,570,187
300,000		4.000%, 11/15/2052	257,672
1,600,000		4.500%, 2/15/2036	1,629,750
850,000		4.625%, 2/15/2055	810,289
		TOTAL	5,426,320
		U.S. Treasury Notes—5.8%
1,000,000		3.500%, 1/31/2028	994,375
1,750,000		3.750%, 4/15/2028	1,747,676
500,000		4.250%, 11/15/2034	499,844
700,000		4.625%, 2/15/2035	718,156
		TOTAL	3,960,051
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,648,676)	9,386,371
		GOVERNMENT AGENCIES—10.9%
		Federal Home Loan Bank System—9.5%
1,000,000		3.500%, 10/4/2027	994,893
2,000,000		4.000%, 10/9/2026	2,002,183
1,500,000		4.000%, 3/10/2027	1,502,588
2,000,000		4.125%, 9/14/2029	2,014,818
		TOTAL	6,514,482
		Government Agency—1.4%
1,000,000		Tennessee Valley Authority Notes, 3.875%, 8/1/2030	996,850
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,508,900)	7,511,332
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.8%
		Federal Home Loan Mortgage Corporation—4.8%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	443,826
829,226		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	847,630
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	969,453
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,027,355
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,171,839)	3,288,264
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
		Government National Mortgage Association—0.4%
311,707		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	299,658
		Non-Agency Mortgage—2.4%
443,856		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	399,904
909,975	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.317% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	862,330
389,160		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	391,759
		TOTAL	1,653,993
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,002,668)	1,953,651
		ASSET-BACKED SECURITIES—1.0%
		Single Family Rental Security—0.6%
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	408,968
		Student Loans—0.4%
82,672		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	77,882
177,157		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	166,842
		TOTAL	244,724
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $669,083)	653,692

Principal Amount		Value
	REPURCHASE AGREEMENT—3.2%
$2,214,000
Interest in $903,000,000 joint repurchase agreement 3.67%, dated 3/31/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $903,092,056 on 4/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
8/1/2050 and the market value of those underlying securities was $921,153,897.
(IDENTIFIED COST $2,214,000)
		$ 2,214,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $68,296,518)	68,336,207
	OTHER ASSETS AND LIABILITIES - NET—0.5%[2]	360,257
	NET ASSETS—100%	$68,696,464
At March 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	13	$2,696,789	June 2026	$(19,324)
United States Treasury Notes 5-Year Long Futures	56	$6,058,063	June 2026	$(22,446)
United States Treasury Notes 10-Year Long Futures	21	$2,331,984	June 2026	$(37,383)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	6	$681,094	June 2026	$14,187
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(64,966)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Assets, other than investments in securities, less liabilities
Note: The categories of investments are shown as a percentage of net assets at March 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$43,328,897	$—	$43,328,897
U.S. Treasuries	—	9,386,371	—	9,386,371
Government Agencies	—	7,511,332	—	7,511,332
Commercial Mortgage-Backed Securities	—	3,288,264	—	3,288,264
Collateralized Mortgage Obligations	—	1,953,651	—	1,953,651
Asset-Backed Securities	—	653,692	—	653,692
Repurchase Agreement	—	2,214,000	—	2,214,000
TOTAL SECURITIES	$—	$68,336,207	$—	$68,336,207
Other Financial Instruments:[1]
Assets	$14,187	$—	$—	$14,187
Liabilities	(79,153)	—	—	(79,153)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(64,966)	$—	$—	$(64,966)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate